Issued Capital - Schedule of Share Options (Details)	12 Months Ended
Apr. 30, 2023 shares $ / shares
Issued capital [abstract]
Number of options, Opening | shares	755,000
Number of share options granted in share-based payment arrangement | shares	500,750
Number of options, Forfeited | shares	(22,250)
Number of options, Exercised | shares	(37,500)
Number of options, Closing | shares	1,196,000
Weighted average exercise price, Opening | $ / shares	$ 3.62
Weighted average exercise price, Granted | $ / shares	3.29
Weighted average exercise price, Forfeited | $ / shares	3.43
Weighted average exercise price, Exercised | $ / shares	3.49
Weighted average exercise price, Ending | $ / shares	$ 3.50